STOCKHOLDERS’ DEFICIT	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 8 – STOCKHOLDERS’ DEFICIT

Authorized

Authorized capital stock as of September 30, 2024, and December 31, 2023, consists of 500,000,000 and 125,000,000 common shares, respectively, with a par value of $0.001 per share; and 25,000,000 Preferred shares with a par value of $0.001 per share.

On April 26, 2024, the Company amended its article of incorporation increasing the number of common stock shares authorized from 125,000,000 to 500,000,000.

Preferred Stock

The Company has designated the issuance of 9,000,000 of Series A Convertible Preferred Stock (the “Series A Convertible Preferred”) and 5,000,000 of Series B Preferred Stock (the “Series B Preferred”). The Series A Convertible Preferred and Series B Preferred stockholders have the following rights and preferences:

Dividends: Series A Convertible Preferred and Series B Preferred stockholders shall be entitled to receive dividends when, as and if declared by the Board of Directors, in its sole discretion.

Liquidation Preference: Upon any liquidation, dissolution or winding up of the Corporation, whether voluntary or involuntary, before any distribution or payment shall be made to the holders of any stock ranking junior to the Series B Preferred Stock, the holders of the Series B Preferred Stock shall be entitled to be paid out of the assets of the Corporation an amount equal to $0.001 per share (the “Preference Value”), plus all declared but unpaid dividends, for each share of Series B Preferred Stock held by them. After the payment of the full applicable Preference Value of each share of the Series B Preferred Stock as set forth herein, the remaining assets of the Corporation legally available for distribution, if any, shall be distributed to the holders of the Series A Convertible stock and common stock. Then Series B Preferred Stock shall be entitled, before any distribution or payments made upon any common stocks, to be paid on a pro-rata basis the highest of (i) the bid price quoted on a day of liquidation (ii) the price paid for such shares, (iii) the price per share established in any merger agreements (as defined). After the holders of the Series B Preferred Stock is paid in full the remaining assets of the Company may be distributed ratably per share to the holder of common stock.

Voting Rights: Each holder of Series A Convertible Preferred Stock and Series B Preferred Stock shall vote with holders of the Common Stock upon any matter submitted to a vote of shareholders, in which event it shall have the number of votes equal to the number of shares of Common Stock into which such share of Series A Convertible Preferred Convertible Stock would be convertible on the record date for the vote or consent of shareholders. Each holder of Series A Convertible Preferred Stock shall also be entitled to one vote per share on each submitted to a class vote of the holders of Series A Preferred Stock. Each holder of Series B Preferred Stock shall also be entitled to twenty (20) votes per each share on all votes along with the common stock shareholders.

Conversion Rights: Each share of Series A Convertible Preferred Stock is convertible into 1 share of common stock at the option of the holder thereof. Series B Preferred Stock is not convertible into the Company’s common stock.

On May 29, 2024, the Company filed the Certificate of Amendment to Designation of the Series B Preferred Stock, which clarified that holders of the Series B Preferred Stock have liquidation rights senior to holders of Series A Preferred Stock and holders of Common Stock, in such order.

On June 3, 2024, the Company filed the Certificate of Amendment to Designation, Preferences, and Rights of the Series A Preferred Stock, which, among other things, clarified that (i) the Series A Preferred Stock will convert upon a securities offering of the Company or any of its subsidiaries which raises proceeds of $2,000,000 or more; and (ii) the holders of Series A Preferred Stock have liquidation rights senior to holders of Common Stock.

As of September 30, 2024, and December 31, 2023, there were 4,200,000 shares of Series A Convertible Preferred Stock remaining outstanding. As of September 30, 2024, and December 31, 2023, there were 3,000,000 shares of Series B Convertible Preferred Stock remaining outstanding.

Common stock issuances

On February 13, 2024, the Company sold 1,000,000 shares of its common stock for cash proceeds of $150,000.

On January 31, 2023, the Company sold 2,000,000 shares of its common stock for cash proceeds of $100,000.

On February 16, 2023, in connection with 2023 APA (see Note 11) the Company issued to the Seller 3,000,000 shares of its common stock valued at $360,000 and paid cash consideration of $125,000 upon the execution of the 2023 APA.

On February 28, 2023, the Company issued 2,000,000 shares of Company’s common stock issued to the lender for extinguishment of the November 10, 2022 Note. As a result of this transaction the Company recorded a loss on extinguishment of debt for the total amount of $120,000 being included in other income (expenses) within accompanying statement of operation for the period ended December 31, 2023 (see Note 5).

On March 31, 2023, the Company received back a share certificate for 5,000,000 shares of common stock previously issued to the shareholder with a request to outright cancel the shares. No funds were exchanged in connection with this cancellation, and it was cancelled on the books of the Company and on the register with the transfer agent.

On April 25, 2023, the Company issued additional 2,000,000 shares of common valued at $260,000 upon the issuance of a patent by the US Patent and Trademark Office (“USPTO”) for US Patent.

During the periods ended September 30, 2024 and 2023, the Company issued an aggregate of 1,795,000 and 8,010,000 shares of common stock, respectively, valued at $160,425 and $954,603, respectively, in connection with the Promissory Notes issued and amended during the periods (see Note 5).

During the periods ended September 30, 2024 and 2023, the Company issued in aggregate of 220,000 and 50,000 shares of common stock, respectively, valued at $24,485 and $6,250, respectively, to its employees as compensation for the services performed.

During the periods ended September 30, 2024 and 2023, the Company issued an aggregate of 1,044,122 and 380,430 shares of common stock, respectively, valued at $115,168 and $45,299, respectively, to its vendor as payment consideration for the services performed.

During the period ended September 30, 2024, the Company issued an aggregate of 450,000 shares of common stock, valued at $46,125, to vendors in connection to forgiveness for accounts payable balances (see Note 6).

During the period ended September 30, 2024, the Company issued an aggregate of 1,770,000 shares of common stock, valued at $127,950, to debtors in connection to forgiveness for outstanding notes payable balances (see Note 5).

During the period ended September 30, 2024, the Company issued an aggregate of 1,500,000 shares of common stock, valued at $191,250, to AJB in connection with an amendment to an outstanding the 2023 AJB Note agreement (see Note 5).

During the period ended September 30, 2024, the Company issued an aggregate of 1,500,000 shares of common stock, valued at $105,000 to a lender in connection with a Conversion, Cancellation and Consolidation Agreement with the January, March, and December 2023 Noteholder (see Note 5).

During the period ended September 30, 2024, the Company issued an aggregate of 500,000 shares of common stock, valued at $25,981, to AJB in connection with the issuance of a debt agreement (see Note 5).

As of September 30, 2024, and December 31, 2023, the Company had 97,380,590 and 89,101,468 shares of common stock issued and outstanding.